Note 20 - Segment Information - Summary of Net Sales to Unaffiliated Customers by Product Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING REVENUES	$ 101,096	$ 78,335	$ 60,928
Analog Integrated Circuits [Member]
OPERATING REVENUES	55,924	35,152	23,901
Mixed-Signal Integrated Circuits [Member]
OPERATING REVENUES	45,113	43,113	34,944
Digital Integrated Circuits [Member]
OPERATING REVENUES	14	0	3
Licensed Intellectual Property [Member]
OPERATING REVENUES	$ 45	$ 70	$ 2,080